Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
A reconciliation of the changes in the carrying amount of the right-of-use assets is as follows:

	Land	Buildings	Vehicles	Equipment	Total
As at Dec. 31, 2023	97	12	3	5	117
Additions(1)	1	3	1	—	5
Depreciation	(5)	(1)	(1)	(1)	(8)
Change in foreign exchange rates	6	—	—	—	6
As at Dec. 31, 2024	99	14	3	4	120
Additions	—	—	1	—	1
Depreciation	(5)	(2)	(1)	(1)	(9)
Change in foreign exchange rates	(1)	—	—	—	(1)
As at Dec. 31, 2025	93	12	3	3	111
(1)Additions to buildings include right-of-use assets of $1 million acquired from Heartland.